Distribution Date:	08/17/26	JPMCC Commercial Mortgage Securities Trust 2016-JP2
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-JP2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	14
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	15	Representations Reviewer
Historical Detail	16		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
Specially Serviced Loan Detail - Part 1	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	20-21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	22
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	24		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590MAN0	1.324200%	31,322,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590MAP5	2.475100%	16,213,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46590MAQ3	2.558900%	250,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46590MAR1	2.821800%	301,524,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46590MAS9	2.713000%	58,379,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46590MAV2	3.055600%	77,483,000.00	32,544,423.58	16,449,803.28	82,868.95	0.00	0.00	16,532,672.23	16,094,620.30	92.21%	21.75%
B	46590MAW0	3.459500%	48,134,000.00	48,134,000.00	0.00	44,957.89	0.00	0.00	44,957.89	48,134,000.00	68.90%	16.63%
C	46590MAX8	4.004109%	41,090,000.00	41,090,000.00	0.00	0.00	0.00	0.00	0.00	41,090,000.00	49.00%	12.25%
D	46590MAC4	4.004109%	45,786,000.00	45,786,000.00	0.00	0.00	0.00	0.00	0.00	45,786,000.00	26.83%	7.37%
E	46590MAE0	4.754109%	22,306,000.00	22,306,000.00	0.00	0.00	0.00	0.00	0.00	22,306,000.00	16.03%	5.00%
F	46590MAG5	4.754109%	17,610,000.00	17,610,000.00	0.00	0.00	0.00	0.00	0.00	17,610,000.00	7.50%	3.12%
NR	46590MAJ9	4.754109%	29,349,708.00	15,768,061.35	0.00	0.00	0.00	269,775.37	0.00	15,498,285.98	0.00%	0.00%
R	46590MAL4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			939,196,708.00	223,238,484.93	16,449,803.28	127,826.84	0.00	269,775.37	16,577,630.12	206,518,906.28

X-A	46590MAT7	1.698509%	734,921,000.00	32,544,423.58	0.00	46,064.16	0.00	0.00	46,064.16	16,094,620.30
X-B	46590MAU4	1.294609%	48,134,000.00	48,134,000.00	0.00	51,928.91	0.00	0.00	51,928.91	48,134,000.00
X-C	46590MAA8	0.750000%	86,876,000.00	86,876,000.00	0.00	54,297.50	0.00	0.00	54,297.50	86,876,000.00
Notional SubTotal			869,931,000.00	167,554,423.58	0.00	152,290.57	0.00	0.00	152,290.57	151,104,620.30

Deal Distribution Total					16,449,803.28	280,117.41	0.00	269,775.37	16,729,920.69

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590MAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590MAP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46590MAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46590MAR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46590MAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46590MAV2	420.02017965	212.30209569	1.06951138	0.00000000	0.00000000	0.00000000	0.00000000	213.37160706	207.71808397
B	46590MAW0	1,000.00000000	0.00000000	0.93401525	1.94890140	4.57822371	0.00000000	0.00000000	0.93401525	1,000.00000000
C	46590MAX8	1,000.00000000	0.00000000	0.00000000	3.33675736	12.64785057	0.00000000	0.00000000	0.00000000	1,000.00000000
D	46590MAC4	1,000.00000000	0.00000000	0.00000000	3.33675731	21.84187372	0.00000000	0.00000000	0.00000000	1,000.00000000
E	46590MAE0	1,000.00000000	0.00000000	0.00000000	3.96175737	58.26377342	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46590MAG5	1,000.00000000	0.00000000	0.00000000	3.96175752	91.00332425	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46590MAJ9	537.24763974	0.00000000	0.00000000	2.12844469	145.33802551	0.00000000	9.19175652	0.00000000	528.05588321
R	46590MAL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590MAT7	44.28288698	0.00000000	0.06267906	0.00000000	0.00000000	0.00000000	0.00000000	0.06267906	21.89979644
X-B	46590MAU4	1,000.00000000	0.00000000	1.07884053	0.00000000	0.00000000	0.00000000	0.00000000	1.07884053	1,000.00000000
X-C	46590MAA8	1,000.00000000	0.00000000	0.62500000	0.00000000	0.00000000	0.00000000	0.00000000	0.62500000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	07/01/26 - 07/30/26	30	0.00	46,064.16	0.00	46,064.16	0.00	0.00	0.00	46,064.16	0.00
X-B	07/01/26 - 07/30/26	30	0.00	51,928.91	0.00	51,928.91	0.00	0.00	0.00	51,928.91	0.00
X-C	07/01/26 - 07/30/26	30	0.00	54,297.50	0.00	54,297.50	0.00	0.00	0.00	54,297.50	0.00
A-S	07/01/26 - 07/30/26	30	0.00	82,868.95	0.00	82,868.95	0.00	0.00	0.00	82,868.95	0.00
B	07/01/26 - 07/30/26	30	126,195.99	138,766.31	0.00	138,766.31	93,808.42	0.00	0.00	44,957.89	220,368.22
C	07/01/26 - 07/30/26	30	381,320.45	137,107.36	0.00	137,107.36	137,107.36	0.00	0.00	0.00	519,700.18
D	07/01/26 - 07/30/26	30	844,457.51	152,776.77	0.00	152,776.77	152,776.77	0.00	0.00	0.00	1,000,052.03
E	07/01/26 - 07/30/26	30	1,206,480.99	88,370.96	0.00	88,370.96	88,370.96	0.00	0.00	0.00	1,299,631.73
F	07/01/26 - 07/30/26	30	1,526,753.37	69,766.55	0.00	69,766.55	69,766.55	0.00	0.00	0.00	1,602,568.54
NR	07/01/26 - 07/30/26	30	4,186,573.19	62,469.23	0.00	62,469.23	62,469.23	0.00	0.00	0.00	4,265,628.61
Totals			8,271,781.50	884,416.70	0.00	884,416.70	604,299.29	0.00	0.00	280,117.41	8,907,949.31

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

	Additional Information
Total Available Distribution Amount (1)	16,729,920.69
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	887,517.21	Master Servicing Fee	434.43
Interest Reductions due to Nonrecoverability Determination	(481,205.43)	Certificate Administrator Fee	1,020.29
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	96.12
ARD Interest	0.00	Operating Advisor Fee	419.58
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	112.03
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	406,311.78	Total Fees	2,292.45

Principal		Expenses/Reimbursements
Scheduled Principal	16,719,578.65	Reimbursement for Interest on Advances	147.94
Unscheduled Principal Collections		ASER Amount	78,942.51
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	44,811.49
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	269,775.37
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	16,719,578.65	Total Expenses/Reimbursements	393,677.31

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	280,117.41
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	16,449,803.28
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	16,729,920.69
Total Funds Collected	17,125,890.43	Total Funds Distributed	17,125,890.45

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	223,238,484.93	223,238,484.93	Beginning Certificate Balance	223,238,484.93
(-) Scheduled Principal Collections	16,719,578.65	16,719,578.65	(-) Principal Distributions	16,449,803.28
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	269,775.37
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	269,775.37
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	206,518,906.28	206,518,906.28	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	225,182,736.72	225,182,736.72	Ending Certificate Balance	206,518,906.28
Ending Actual Collateral Balance	208,536,445.93	208,536,445.93

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	13,581,647.26	0.00	UC / (OC) Change	0.00
Current Period Advances	269,775.37	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	13,851,422.63	0.00	Net WAC Rate	4.75%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	4	33,142,186.96	16.05%	(3)	4.7990	1.172507	1.44 or less	8	155,110,215.69	75.11%	(2)	4.5563	0.494636
10,000,000 to 19,999,999		6	92,893,266.15	44.98%	(4)	4.5925	1.239937	1.45 to 1.59	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.60 to 1.74	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		2	80,483,453.17	38.97%	(1)	4.4146	0.307229	1.75 to 1.89	3	37,202,982.30	18.01%	(4)	4.6700	1.850000
	50,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.90 to 2.04	0	0.00	0.00%	0	0.0000	0.000000
	Totals	12	206,518,906.28	100.00%	(3)	4.5563	0.865626	2.05 to 2.19	0	0.00	0.00%	0	0.0000	0.000000
								2.20 or greater	1	14,205,708.29	6.88%	(6)	4.2590	2.338462
								Totals	12	206,518,906.28	100.00%	(3)	4.5563	0.865626
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Colorado	1	18,268,911.61	8.85%	(2)	4.8900	(0.133600)
							Lodging	1	49,488,557.04	23.96%	(1)	4.3000	(0.375800)
Georgia	1	49,488,557.04	23.96%	(1)	4.3000	(0.375800)
							Office	5	122,949,828.30	59.53%	(3)	4.6998	0.974217
Louisiana	1	30,994,896.13	15.01%	(1)	4.5975	1.397800
							Retail	2	34,080,520.72	16.50%	(4)	4.4108	1.172623
Maryland	2	73,935,200.85	35.80%	(5)	4.5170	1.236913
							Totals	8	206,518,906.28	100.00%	(3)	4.5563	0.865626
Pennsylvania	2	27,274,379.60	13.21%	(4)	4.7394	0.680690

Texas	1	6,556,960.83	3.17%	6	5.0480	1.348600

Totals	8	206,518,906.28	100.00%	(3)	4.5563	0.865626

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.99999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	3	77,012,116.89	37.29%	(3)	4.2853	0.385397	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.94999%	8	122,949,828.56	59.53%	(3)	4.6998	1.140670	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.95000% or greater	1	6,556,960.83	3.17%	6	5.0480	1.348600	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	12	206,518,906.28	100.00%	(3)	4.5563	0.865626	49 months or greater	12	206,518,906.28	100.00%	(3)	4.5563	0.865626
								Totals	12	206,518,906.28	100.00%	(3)	4.5563	0.865626
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures be come available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	12	206,518,906.28	100.00%	(3)	4.5563	0.865626	293 months or less	12	206,518,906.28	100.00%	(3)	4.5563	0.865626
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	294 months to 299 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 355 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	12	206,518,906.28	100.00%	(3)	4.5563	0.865626	356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	12	206,518,906.28	100.00%	(3)	4.5563	0.865626
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		4	51,408,690.59	24.89%	(5)	4.5564	1.984976			No outstanding loans in this group
	12 months or less	6	97,453,750.36	47.19%	(2)	4.6584	0.967746
	13 months to 24 months	2	57,656,465.33	27.92%	(2)	4.3836	(0.305038)
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	12	206,518,906.28	100.00%	(3)	4.5563	0.865626
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
4	306281004	LO	Atlanta	GA	Actual/360	4.300%	0.00	0.00	0.00	N/A	07/01/26	--	49,488,557.04	49,488,557.04	07/01/24
5	305941003	OF	Baltimore	MD	Actual/360	4.670%	0.00	0.00	0.00	N/A	04/06/26	--	9,208,658.92	9,208,658.92	06/06/25
5A	305941032				Actual/360	4.670%	0.00	0.00	0.00	N/A	04/06/26	--	13,997,161.69	13,997,161.69	06/06/25
5B	305941033				Actual/360	4.670%	0.00	0.00	0.00	N/A	04/06/26	--	9,208,658.92	9,208,658.92	06/06/25
5C	305941034				Actual/360	4.670%	0.00	0.00	0.00	N/A	04/06/26	--	13,997,161.69	13,997,161.69	06/06/25
8	306281008	OF	New Orleans	LA	Actual/360	4.598%	122,998.18	73,287.85	0.00	N/A	07/01/26	--	31,068,183.98	30,994,896.13	06/01/26
9	656100520	RT	Hagerstown	MD	Actual/360	4.259%	48,842.85	0.00	0.00	N/A	02/06/26	--	13,317,851.56	13,317,851.56	01/06/26
9A	656100521				Actual/360	4.259%	52,099.04	0.00	0.00	N/A	02/06/26	--	14,205,708.29	14,205,708.29	01/06/26
12	306281012	OF	Denver	CO	Actual/360	4.890%	0.00	0.00	0.00	N/A	06/06/26	--	18,268,911.61	18,268,911.61	12/06/23
13	305941006	OF	Philadelphia	PA	Actual/360	4.675%	77,042.29	31,168.47	0.00	N/A	05/01/26	--	19,137,639.78	19,106,471.31	08/01/26
14	306281014	LO	Milwaukee	WI	Actual/360	5.370%	76,763.51	16,600,507.52	0.00	N/A	06/06/26	--	16,600,507.52	0.00	08/06/26
30	306281030	OF	Philadelphia	PA	Actual/360	4.890%	0.00	0.00	0.00	N/A	02/01/26	--	8,167,908.29	8,167,908.29	08/01/24
37	695100660	RT	Wichita Falls	TX	Actual/360	5.048%	28,565.91	14,614.81	0.00	N/A	02/06/27	--	6,571,575.64	6,556,960.83	08/06/26
Totals							406,311.78	16,719,578.65	0.00				223,238,484.93	206,518,906.28
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
4	2,361,623.00	(826,538.00)	07/01/24	06/30/25	08/11/26	27,912,967.57	2,571,036.63	0.00	0.00	0.00	0.00
5	5,985,808.00	0.00	--	--	01/12/26	3,108,507.46	49,145.11	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	01/12/26	4,724,931.38	74,700.57	0.00	0.00	0.00	0.00
5B	0.00	0.00	--	--	01/12/26	3,108,507.46	49,145.11	0.00	0.00	0.00	0.00
5C	0.00	0.00	--	--	01/12/26	4,724,931.38	74,700.57	0.00	0.00	0.00	0.00
8	4,041,295.82	0.00	--	--	--	0.00	0.00	195,958.97	392,308.52	0.00	0.00
9	3,402,204.00	0.00	--	--	08/11/26	10,427,586.57	148,973.31	10,504.66	184,183.99	0.00	0.00
9A	0.00	0.00	--	--	08/11/26	11,122,758.98	158,904.88	11,204.98	196,967.11	0.00	0.00
12	601,680.00	(178,484.00)	10/01/24	09/30/25	08/11/26	14,690,630.82	1,078,231.24	0.00	0.00	0.00	269,775.37
13	6,099,832.16	1,008,706.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,559,404.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	474,240.00	79,103.00	01/01/25	06/30/25	08/11/26	3,755,273.43	154,146.35	0.00	0.00	0.00	0.00
37	709,732.81	177,433.45	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	25,235,820.34	260,220.45				83,576,095.05	4,358,983.77	217,668.61	773,459.62	0.00	269,775.37

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	1	19,106,471.31	1	49,488,557.04	0	0.00	0	0.00	0	0.00	4.556309%	4.298092%	(3)
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	49,488,557.04	0	0.00	0	0.00	0	0.00	4.616879%	4.376700%	(2)
06/17/26	0	0.00	0	0.00	1	49,488,557.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.504820%	4.357392%	0
05/15/26	0	0.00	0	0.00	2	67,757,468.65	0	0.00	0	0.00	0	0.00	0	0.00	3	62,881,458.32	4.535853%	4.398125%	1
04/17/26	0	0.00	0	0.00	2	67,757,468.65	0	0.00	0	0.00	0	0.00	0	0.00	3	30,876,394.05	4.457293%	4.351314%	2
03/17/26	0	0.00	0	0.00	6	114,169,109.87	0	0.00	0	0.00	0	0.00	0	0.00	2	27,032,792.22	4.420260%	4.332953%	3
02/18/26	0	0.00	0	0.00	6	114,169,109.87	0	0.00	0	0.00	0	0.00	0	0.00	4	46,118,381.58	4.480754%	4.397963%	4
01/16/26	0	0.00	0	0.00	7	122,523,880.32	0	0.00	0	0.00	0	0.00	0	0.00	2	24,704,538.47	4.541248%	4.476453%	4
12/17/25	0	0.00	0	0.00	7	122,649,692.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.560157%	4.485957%	5
11/18/25	0	0.00	0	0.00	7	122,784,621.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.558227%	4.484789%	6
10/20/25	0	0.00	0	0.00	7	122,909,368.79	0	0.00	0	0.00	0	0.00	0	0.00	1	13,948,568.49	4.562559%	4.489931%	7
09/17/25	0	0.00	4	46,788,481.84	3	76,254,790.27	0	0.00	0	0.00	0	0.00	0	0.00	1	12,222,277.28	4.573039%	4.501546%	8
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	306281004	07/01/24	24	5	0.00	0.00	31,323.94	49,488,557.04	09/13/24	7			06/02/26
5	305941003	06/06/25	13	5	0.00	0.00	0.00	9,327,344.08	05/19/25	13
5A	305941032	06/06/25	13	5	0.00	0.00	0.00	14,177,563.08	05/19/25	13
5B	305941033	06/06/25	13	5	0.00	0.00	0.00	9,327,344.08	05/19/25	13
5C	305941034	06/06/25	13	5	0.00	0.00	0.00	14,177,563.08	05/19/25	13
8	306281008	06/01/26	1	5	195,958.97	392,308.52	0.00	31,145,144.66	06/16/26	13
9	656100520	01/06/26	6	5	10,504.66	184,183.99	2,816.80	13,317,851.56	02/10/26	13
9A	656100521	01/06/26	6	5	11,204.98	196,967.11	0.00	14,205,708.29	02/10/26	13
12	306281012	12/06/23	31	5	0.00	0.00	0.00	19,145,750.97	03/15/24	3
30	306281030	08/01/24	23	5	0.00	0.00	60,533.53	8,560,186.95	09/06/24	13
Totals					217,668.61	773,459.62	94,674.27	182,873,013.79
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		199,961,945	0	131,366,917		68,595,028
0 - 6 Months		6,556,961	6,556,961	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	206,518,906	25,663,432	30,994,896	0	100,372,021	49,488,557
Jul-26	223,238,485	42,309,723	31,068,184	0	100,372,021	49,488,557
Jun-26	321,609,342	155,110,780	0	16,637,984	149,860,578	0
May-26	347,261,741	178,199,091	0	0	169,062,650	0
Apr-26	414,189,323	264,308,860	0	0	149,880,463	0
Mar-26	525,418,625	375,519,467	0	0	149,899,158	0
Feb-26	569,688,757	409,870,079	0	0	159,818,678	0
Jan-26	646,712,747	518,360,891	0	0	128,351,856	0
Dec-25	672,198,926	549,549,234	0	0	122,649,692	0
Nov-25	681,780,357	558,995,735	0	0	122,784,622	0
Oct-25	692,139,346	569,229,977	0	0	122,909,369	0
Sep-25	706,954,774	583,911,501	0	46,788,482	76,254,790	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	306281004	49,488,557.04	49,488,557.04	28,900,000.00	10/03/25	(826,538.00)	(0.37580)	06/30/25	07/01/26	238
5	305941003	9,208,658.92	9,327,344.08	31,500,000.00	08/13/25	4,837,262.00	1.29990	12/31/25	04/06/26	238
5A	305941032	13,997,161.69	14,177,563.08	31,500,000.00	08/13/25	13,800,262.00	1.85000	02/29/16	04/06/26	238
5B	305941033	9,208,658.92	9,327,344.08	31,500,000.00	08/13/25	13,800,262.00	1.85000	02/29/16	04/06/26	238
5C	305941034	13,997,161.69	14,177,563.08	31,500,000.00	08/13/25	13,800,262.00	1.85000	02/29/16	04/06/26	238
8	306281008	30,994,896.13	31,145,144.66	53,400,000.00	03/24/16	3,292,641.82	1.39780	12/31/25	07/01/26	238
9	656100520	13,317,851.56	13,317,851.56	18,400,000.00	11/20/25	3,402,204.00	1.13070	12/31/25	02/06/26	238
9A	656100521	14,205,708.29	14,205,708.29	18,400,000.00	11/20/25	11,371,181.00	2.33846	05/31/16	02/06/26	238
12	306281012	18,268,911.61	19,145,750.97	7,500,000.00	06/06/24	(178,484.00)	(0.13360)	09/30/25	06/06/26	238
13	305941006	19,106,471.31	19,106,471.31	91,900,000.00	03/07/16	982,576.00	0.91880	03/31/26	05/01/26	238
30	306281030	8,167,908.29	8,560,186.95	6,300,000.00	12/17/24	79,103.00	0.12370	06/30/25	02/01/26	233
Totals		199,961,945.45	201,979,485.10	350,800,000.00		64,360,731.82

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	306281004	LO	GA	09/13/24	7

REO Title Date: 6/2/2026. The Collateral is the fee simple interest in a 10-story, 349 key full-service hotel located approximately 8.5 miles north from Downtown Atlanta in the Buckhead district of Atlanta, GA. The Property is currently flagged as a

Wyndham Hotel. The Marriott franchise was terminated 12/16/2024. The Franchisor required Borrower to perform a full PIP, estimated to cost ~$34MM. The Borrower did not perform the PIP and Franchise was defaulted. The Receiver, with

Lender's approval, entered into a new Franchise Agreement with Wyndham dated 12/19/24. Amenities include three F&B outlets (Lenox Road Bar & Grill, Lenox Grill, and Starbucks), concierge service, and a conference center. Companion

Loan: None. Deferred Maintenance / R epair Issues: There is one chiller that is currently not functional and which repairs have been approved prior to transfer to REO. Property underwent minimal conversion during transition from a Marriott to

	a Wyndham. Marketing Summary: The Asset is not presently listed for sale. Evaluating disposition plans.

5	305941003	OF	MD	05/19/25	13

08/05/26: Loan transferred to special servicing on 05/08/25 for imminent monetary default. Loan was split into six (6) separate notes with the A-1 and A-4 assigned to JPM 2016-C2 (lead securitization) and the A-2, A-3, A-5 and A-6 being

Contributed to JPM 2016-JP2. Loan is secured by a 28-story, 662,708 sf office building and 8-level parking garage in the central business district of Baltimore, MD. The largest tenant, T Rowe Price (446,901 sf, 67.44% nrsf) vacated in April

2025. Borrower advised that it would not fund the shortfall and wished to have a receiver appointed and complete a friendly foreclosure. Legal counsel has been engaged. An Order Appointing Receiver was entered on 02/27/26. SS is in the

	process of selecting a broker to begin marketing the property for sale.

5A	305941032	Various	Various	05/19/25	13

08/05/26: Loan transferred to special servicing on 05/08/25 for imminent monetary default. Loan was split into six (6) separate notes with the A-1 and A-4 assigned to JPM 2016-C2 (lead securitization) and the A-2, A-3, A-5 and A-6 being contributed to J PM 2016-JP2. Loan is secured by a 28-story, 662,708 sf office building and 8-level parking garage in the central business district of Baltimore, MD. The largest tenant, T Rowe Price (446,901 sf, 67.44% nrsf) vacated in April

2025. Borrower advised that it would not fund the shortfall and wished to have a receiver appointed and complete a friendly foreclosure. Legal counsel has been engaged. An Order Appointing Receiver was entered on 02/27/26. SS is in the

	process of selecting a broker to begin mark eting the property for sale.

5B	305941033	Various	Various	05/19/25	13

08/05/26: Loan transferred to special servicing on 05/08/25 for imminent monetary default. Loan was split into six (6) separate notes with the A-1 and A-4 assigned to JPM 2016-C2 (lead securitization) and the A-2, A-3, A-5 and A-6 being contributed to J PM 2016-JP2. Loan is secured by a 28-story, 662,708 sf office building and 8-level parking garage in the central business district of Baltimore, MD. The largest tenant, T Rowe Price (446,901 sf, 67.44% nrsf) vacated in April

2025. Borrower advised that it would not fund the shortfall and wished to have a receiver appointed and complete a friendly foreclosure. Legal counsel has been engaged. An Order Appointing Receiver was entered on 02/27/26. SS is in the

	process of selecting a broker to begin mark eting the property for sale.

5C	305941034	Various	Various	05/19/25	13

08/05/26: Loan transferred to special servicing on 05/08/25 for imminent monetary default. Loan was split into six (6) separate notes with the A-1 and A-4 assigned to JPM 2016-C2 (lead securitization) and the A-2, A-3, A-5 and A-6 being contributed to J PM 2016-JP2. Loan is secured by a 28-story, 662,708 sf office building and 8-level parking garage in the central business district of Baltimore, MD. The largest tenant, T Rowe Price (446,901 sf, 67.44% nrsf) vacated in April

2025. Borrower advised that it would not fund the shortfall and wished to have a receiver appointed and complete a friendly foreclosure. Legal counsel has been engaged. An Order Appointing Receiver was entered on 02/27/26. SS is in the

	process of selecting a broker to begin mark eting the property for sale.

8	306281008	OF	LA	06/16/26	13
	Imminent default due to Borrower's inability to pay the loan in full at maturity date (7/1/26).

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
9	656100520	RT	MD	02/10/26	13

Loan transferred to Special Servicing on 02/12/2026 due to maturity default. The collateral consists of a 10-building open-air outlet shopping center, originally built in 1988, totaling 486K SF, and located along I-70 in Hagerstown, MD. The propertyis anc hored by Tim's Furniture Mart (14% NRA) and features other major tenants such as Gap Outlet, Polo Ralph Lauren, and The North Face. Property is 42% occupied as of 1Q26. 6 inline tenants, accounting for 25K SF, have vacated the property since 2025. Propert y continues to garner interest from smaller tenants for short-term leases. Special Servicer is seeking to appoint a receiver. Special Servicer will continue to explore workout alternatives while dual-tracking legal

	remedies.

9A	656100521	Various	Various	02/10/26	13

Loan transferred to Special Servicing on 02/12/2026 due to maturity default. The collateral consists of a 10-building open-air outlet shopping center, originally built in 1988, totaling 486K SF, and located along I-70 in Hagerstown, MD. The propertyis anc hored by Tim's Furniture Mart (14% NRA) and features other major tenants such as Gap Outlet, Polo Ralph Lauren, and The North Face. Property is 42% occupied as of 1Q26. 6 inline tenants, accounting for 25K SF, have vacated the property since 2025. Propert y continues to garner interest from smaller tenants for short-term leases. Special Servicer is seeking to appoint a receiver. Special Servicer will continue to explore workout alternatives while dual-tracking legal

	remedies.

12	306281012	OF	CO	03/15/24	3

The loan transferred to the Special Servicer on 3/15/24 for delinquent payments. The collateral includes a 182K SF office building in Denver, CO. The property has seen occupancy decline since COVID, which has impacted cash flow. Borrower has funded shortfalls until the default. A receiver has been appointed. Borrower filed Ch 11 on 9/24/25 and the receiver will stay in place. Borrower filed a plan that would pay the debt over 30 years, which Lender has objected to. The judge

	has denied plan conf irmation and is granting lender relief from stay. A guarantor complaint has been filed for recourse triggered due to the bankruptcy.

13	305941006	OF	PA	05/04/26	13

08/06/2026-The Loan matured on 5/8/2026. Cash management is in place, and Lender is collecting rents. Borrower stated that they are unable to pay the loan off without a substantial DPO, and are unwilling to spend any additional capital for leasing, operations or CapEx. Borrower offered to enter into Lender's choice of a Receivership Sale or Foreclosure. Lender filed a Foreclosure action on 7/20/2026 and is in process of filing a receivership action. To date Borrower has declined stipulating to the appointment of a receiver. Lender will decide whether to pursue taking title through foreclosure, or pursuing a disposition by Receiver Sale if successful in getting a receiver appointed. Cash flow is currently

	sufficient to cover OpEx, Taxes, Insurance, pay P&I Payments and have some cash available for continued leasing and CapEx.

30	306281030	OF	PA	09/06/24	13

The loan transferred SS due to a Payment Default; currently due for the 9/1/2024 debt service payment. The loan is secured by a 101K sf, 5-story plus basement, creative office building located in the Philadelphia CBD. The property was constructed in 1908 / 1991. The subject was a former industrial building that had been converted to an office complex at the northeast corner of Willow and North 8th Street in the Callowhill section of Philadelphia. Occupancy at the property was 27% as of 1Q26. Loa n is currently being cash managed due to a DSCR trigger. Special Servicer will continue to discuss possible alternatives to foreclosure with the Borrower while simultaneously pursuing foreclosure. Borrower is attempting to refinance for a redevelopment of the property. Receiver has been implemented since September 2025 and will be enforcing their rights. Motion of Summary Judgment has been filed and Borrower has objected and Lender filed a

	reply on 5/21/2026; waiting on court to schedule oral ar guments. Borrower has not provided an acceptable proposal to date.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	306281004	0.00	4.30000%	0.00	4.30000%	9	07/05/22	11/01/20	--
9	656100520	14,348,618.01	4.25900%	14,348,618.01	4.25900%	10	08/28/20	05/06/20	08/28/20
9	656100520	0.00	4.25900%	0.00	4.25900%	9	07/02/25	06/06/25	08/11/25
9A	656100521	15,305,192.51	4.25900%	15,305,192.51	4.25900%	10	08/28/20	05/06/20	08/28/20
9A	656100521	0.00	4.25900%	0.00	4.25900%	9	07/02/25	06/06/25	08/11/25
14	306281014	18,792,459.38	5.37000%	18,792,459.38	5.37000%	10	09/01/20	07/06/20	10/13/20
15	305741015	18,677,304.50	5.00000%	18,677,304.50	5.00000%	10	05/20/20	06/01/20	08/11/20
19	306281019	15,319,363.57	5.07000%	15,319,363.57	5.07000%	10	07/09/20	06/06/20	08/11/20
41	306281041	6,075,769.16	4.95000%	6,075,769.16	4.95000%	10	07/30/20	06/06/20	09/11/20
Totals		88,518,707.13		88,518,707.13
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	306281003 06/16/23	57,080,427.62	525,000,000.00	57,440,979.59	360,551.97	57,440,979.59	57,080,427.62	0.00	0.00	0.00	0.00	0.00%
28	306281028 03/17/26	9,897,565.19	16,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
38	306281038 02/18/26	5,827,975.73	10,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		72,805,968.54	551,800,000.00	57,440,979.59	360,551.97	57,440,979.59	57,080,427.62	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	306281003	06/16/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	306281028	03/25/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	306281038	02/25/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	10,653.79	0.00	0.00	0.00	0.00	183,245.13	0.00	0.00	0.00	0.00
5	0.00	0.00	1,982.42	0.00	0.00	0.00	0.00	37,031.60	0.00	0.00	0.00	0.00
5A	0.00	0.00	3,013.28	0.00	0.00	0.00	0.00	56,288.03	0.00	0.00	0.00	0.00
5B	0.00	0.00	1,982.42	0.00	0.00	0.00	0.00	37,031.60	0.00	0.00	0.00	0.00
5C	0.00	0.00	3,013.28	0.00	0.00	0.00	0.00	56,288.03	0.00	0.00	0.00	0.00
8	0.00	0.00	6,688.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	2,867.04	0.00	0.00	38,197.99	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	3,058.17	0.00	0.00	40,744.52	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,932.89	0.00	0.00	0.00	0.00	76,927.34	0.00	0.00	0.00	0.00
13	0.00	0.00	4,119.91	0.00	0.00	0.00	0.00	0.00	105.99	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	41.95	0.00	0.00	0.00
30	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	34,393.70	0.00	0.00	0.00	0.00
Total	0.00	0.00	44,811.49	0.00	0.00	78,942.51	0.00	481,205.43	147.94	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		605,107.37

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26